UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05379

Name of Fund:	Royce Focus Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 3/31/2012

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
MARCH 31, 2012 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 101.0%

Consumer Discretionary – 6.9%
Automobiles - 1.5%
Thor Industries	75,000	$2,367,000

Specialty Retail - 5.4%
Buckle (The)	120,000	5,748,000
GameStop Corporation Cl. A	150,000	3,276,000

		9,024,000

Total		11,391,000

Consumer Staples – 4.6%
Food Products - 3.6%
Cal-Maine Foods	50,000	1,913,000
Industrias Bachoco ADR	90,000	1,895,400
Sanderson Farms	40,000	2,121,200

		5,929,600

Personal Products - 1.0%
Nu Skin Enterprises Cl. A	30,000	1,737,300

Total		7,666,900

Energy – 12.6%
Energy Equipment & Services - 9.8%
C&J Energy Services [1,2]	100,000	1,779,000
Ensco ADR	65,000	3,440,450
Helmerich & Payne	50,000	2,697,500
Pason Systems	180,000	2,533,661
Trican Well Service	250,000	3,671,863
Unit Corporation [2]	50,000	2,138,000

		16,260,474

Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil	55,000	4,770,150

Total		21,030,624

Financials – 19.6%
Capital Markets - 13.5%
Affiliated Managers Group [2]	20,000	2,236,200
Ashmore Group	600,000	3,526,900
Franklin Resources	45,000	5,581,350
INTL FCStone [2]	65,000	1,371,500
Knight Capital Group Cl. A [2]	100,000	1,287,000
Partners Group Holding	12,000	2,340,977
Sprott	500,000	3,107,925
Value Partners Group	4,900,000	2,965,662

		22,417,514

Insurance - 3.7%
Berkshire Hathaway Cl. B [2]	75,000	6,086,250

Real Estate Management & Development - 2.4%
Kennedy-Wilson Holdings	300,000	4,050,000

Total		32,553,764

Health Care – 1.4%
Biotechnology - 1.4%
Myriad Genetics [2]	100,000	2,366,000

Total		2,366,000

Industrials – 6.2%
Construction & Engineering - 1.3%
Jacobs Engineering Group [2]	50,000	2,218,500

Electrical Equipment - 0.7%
GrafTech International [2]	100,000	1,194,000

Machinery - 2.9%
Lincoln Electric Holdings	50,000	2,266,000
Semperit AG Holding	60,000	2,571,907

		4,837,907

Road & Rail - 1.3%
Patriot Transportation Holding [2]	90,000	2,096,100

Total		10,346,507

Information Technology – 19.9%
Computers & Peripherals - 8.5%
Apple [2]	7,500	4,496,025
SanDisk Corporation [2]	70,000	3,471,300
Western Digital [2]	150,000	6,208,500

		14,175,825

Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices	142,000	5,736,800
MKS Instruments	130,000	3,838,900
Veeco Instruments [1,2]	100,000	2,860,000

		12,435,700

Software - 3.9%
Microsoft Corporation	200,000	6,450,000

Total		33,061,525

Materials – 29.8%
Chemicals - 7.5%
LSB Industries [2]	100,000	3,892,000
Mosaic Company (The)	85,000	4,699,650
Westlake Chemical	60,000	3,887,400

		12,479,050

Metals & Mining - 22.3%
Alamos Gold	120,000	2,202,817
Allied Nevada Gold [2]	135,000	4,391,550
Centamin [2]	1,200,000	1,335,406
Endeavour Mining [2]	450,000	1,006,065
Fresnillo	70,000	1,789,202
Globe Specialty Metals	200,000	2,974,000
Major Drilling Group International	180,000	2,986,616
Newmont Mining	75,000	3,845,250
Nucor Corporation	50,000	2,147,500
Pan American Silver	118,500	2,614,110
Pretium Resources [2]	120,000	1,714,800
Reliance Steel & Aluminum	70,000	3,953,600
Schnitzer Steel Industries Cl. A	75,000	2,992,125
Seabridge Gold [2]	160,000	3,214,400

		37,167,441

Total		49,646,491

TOTAL COMMON STOCKS
(Cost $138,207,296)		168,062,811

REPURCHASE AGREEMENT – 13.8%
Fixed Income Clearing Corporation,
0.01% dated 3/30/12, due 4/2/12,
maturity value $23,018,019 (collateralized
by obligations of various U.S. Government
Agencies, 0.18% due 11/23/12, valued at
$23,480,000)
(Cost $23,018,000)		23,018,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0098%)
(Cost $2,534,815)		2,534,815

TOTAL INVESTMENTS – 116.3%
(Cost $163,760,111)		193,615,626

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.3)%		(2,124,177)

PREFERRED STOCK – (15.0)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$166,491,449

[1]	All or a portion of these securities were on loan at March 31, 2012. Total market value of loaned securities at March 31, 2012, was $2,498,801.
[2]	Non-income producing.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $163,760,111. At March 31, 2012, net unrealized appreciation for all securities was $29,855,515, consisting of aggregate gross unrealized appreciation of $36,282,568 and aggregate gross unrealized depreciation of $6,427,053.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$168,062,811	$–	–	$168,062,811
Cash Equivalents	2,534,815	23,018,000	–	25,552,815

Repurchase Agreements:
 The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
 The Fund loans securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Fund’s securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: May 29, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: May 29, 2012